UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03910
Voyageur Tax Free Funds
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2026

Nomura Tax-Free Minnesota Fund
(formerly, Macquarie Tax-Free Minnesota Fund)
Class A : DEFFX
Annual shareholder report | August 31, 2026
This annual shareholder report contains important information about Nomura Tax-Free Minnesota Fund (Fund) for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$84	0.82%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.81% if distressed investment expenses were not included.
Management's discussion of Fund performance
Performance highlights
Nomura Tax-Free Minnesota Fund (Class A) returned 5.46% (excluding sales charge) for the 12 months ended August 31, 2026. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index (benchmark), returned 4.12%.
Market highlights
During the reporting period, monetary policy and geopolitical uncertainty impacted the municipal bond market. US Federal Reserve (Fed) cuts in 4Q25 and legislative clarity contributed to performance. However, the US-Iran conflict and subsequent inflation concerns applied pressure to the market. Additionally, market technicals impacted performance.
Supply was elevated but met with strong demand as municipal mutual funds took in a near record amount in the first eight months of 2026. More importantly, the flows were evenly distributed between open-ended funds and exchange-traded funds (ETFs) in calendar year 2026.
Municipal bond yields rose on the front end of the curve and fell in the intermediate and long segments. For example, the MMD AAA 2-year yield rose 33 basis points (bps) while the 20-year yield fell 15 bps and the 30-year yield fell 1 bp (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year curve flattened, starting the period at 241 bps and ending the period at 207 bps.
The long end of the curve outperformed as did lower investment grade BBB-rated and below-investment-grade securities during the reporting period, in part, driven by the strong fund flows into long mutual funds. For example, the Bloomberg Municipal Bond Index returned 4.12% while the long segment (22+ years) returned 6.45%; BBB-rated and below‑investment‑grade securities returned 6.08% and 6.66%, respectively. Conversely, the front end of the curve detracted from performance for the period with the Bloomberg Municipal Bond Index’s 1-year (1-2 years) segment only up 2.36%.
Top contributors to performance:
An overweight to the long end of the curve contributed to performance.
An overweight to BBB-rated securities, in addition to a full out-of-benchmark allocation to below-investment-grade bonds, also contributed.
Top detractors from performance:
A modest out-of-benchmark allocation to the front end of the curve (0-1 years) was a drag on performance as this part of the curve lagged the overall market.
The Fund’s allocation to the leasing sector was a detractor, underperforming the benchmark’s leasing return of 4.33%.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period August 31, 2016, through August 31, 2026
Average annual total returns (as of August 31, 2026)	1 year	5 year	10 year
Nomura Tax-Free Minnesota Fund (Class A) – including sales charge	0.74%	-0.90%	0.88%
Nomura Tax-Free Minnesota Fund (Class A) – excluding sales charge	5.46%	0.02%	1.35%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of August 31, 2026)
Fund net assets	$527,743,288
Total number of portfolio holdings*	286
Total net advisory fees paid (during reporting period)	$2,138,649
Portfolio turnover rate	7%
*	Excludes cash and cash equivalents.

Fund holdings (as of August 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	32.12%
Education Revenue Bonds	19.26%
Local General Obligation Bonds	16.87%
Transportation Revenue Bonds	9.25%
State General Obligation Bonds	4.40%
Special Tax Revenue Bonds	3.86%
Electric Revenue Bonds	3.84%
Housing Revenue Bonds	3.69%
Industrial Development Revenue/Pollution Control Revenue Bonds	2.52%
Lease Revenue Bonds	1.86%

State and territory allocation
Minnesota	93.81%
Puerto Rico	3.86%

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Tax-Free Minnesota Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5957663)
TSAR-DEFFX-1026
Nomura Tax-Free Minnesota Fund
(formerly, Macquarie Tax-Free Minnesota Fund)
Class C : DMOCX
Annual shareholder report | August 31, 2026
This annual shareholder report contains important information about Nomura Tax-Free Minnesota Fund (Fund) for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$161	1.57%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.56% if distressed investment expenses were not included.
Management's discussion of Fund performance
Performance highlights
Nomura Tax-Free Minnesota Fund (Class C) returned 4.57% (excluding sales charge) for the 12 months ended August 31, 2026. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index (benchmark), returned 4.12%.
Market highlights
During the reporting period, monetary policy and geopolitical uncertainty impacted the municipal bond market. US Federal Reserve (Fed) cuts in 4Q25 and legislative clarity contributed to performance. However, the US-Iran conflict and subsequent inflation concerns applied pressure to the market. Additionally, market technicals impacted performance.
Supply was elevated but met with strong demand as municipal mutual funds took in a near record amount in the first eight months of 2026. More importantly, the flows were evenly distributed between open-ended funds and exchange-traded funds (ETFs) in calendar year 2026.
Municipal bond yields rose on the front end of the curve and fell in the intermediate and long segments. For example, the MMD AAA 2-year yield rose 33 basis points (bps) while the 20-year yield fell 15 bps and the 30-year yield fell 1 bp (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year curve flattened, starting the period at 241 bps and ending the period at 207 bps.
The long end of the curve outperformed as did lower investment grade BBB-rated and below-investment-grade securities during the reporting period, in part, driven by the strong fund flows into long mutual funds. For example, the Bloomberg Municipal Bond Index returned 4.12% while the long segment (22+ years) returned 6.45%; BBB-rated and below‑investment‑grade securities returned 6.08% and 6.66%, respectively. Conversely, the front end of the curve detracted from performance for the period with the Bloomberg Municipal Bond Index’s 1-year (1-2 years) segment only up 2.36%.
Top contributors to performance:
An overweight to the long end of the curve contributed to performance.
An overweight to BBB-rated securities, in addition to a full out-of-benchmark allocation to below-investment-grade bonds, also contributed.
Top detractors from performance:
A modest out-of-benchmark allocation to the front end of the curve (0-1 years) was a drag on performance as this part of the curve lagged the overall market.
The Fund’s allocation to the leasing sector was a detractor, underperforming the benchmark’s leasing return of 4.33%.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2016, through August 31, 2026
Average annual total returns (as of August 31, 2026)	1 year	5 year	10 year
Nomura Tax-Free Minnesota Fund (Class C) – including sales charge	3.57%	-0.75%	0.59%
Nomura Tax-Free Minnesota Fund (Class C) – excluding sales charge	4.57%	-0.75%	0.59%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of August 31, 2026)
Fund net assets	$527,743,288
Total number of portfolio holdings*	286
Total net advisory fees paid (during reporting period)	$2,138,649
Portfolio turnover rate	7%
*	Excludes cash and cash equivalents.

Fund holdings (as of August 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	32.12%
Education Revenue Bonds	19.26%
Local General Obligation Bonds	16.87%
Transportation Revenue Bonds	9.25%
State General Obligation Bonds	4.40%
Special Tax Revenue Bonds	3.86%
Electric Revenue Bonds	3.84%
Housing Revenue Bonds	3.69%
Industrial Development Revenue/Pollution Control Revenue Bonds	2.52%
Lease Revenue Bonds	1.86%

State and territory allocation
Minnesota	93.81%
Puerto Rico	3.86%

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Tax-Free Minnesota Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5957663)
TSAR-DMOCX-1026
Nomura Tax-Free Minnesota Fund
(formerly, Macquarie Tax-Free Minnesota Fund)
Institutional Class : DMNIX
Annual shareholder report | August 31, 2026
This annual shareholder report contains important information about Nomura Tax-Free Minnesota Fund (Fund) for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$59	0.57%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.56% if distressed investment expenses were not included.
Management's discussion of Fund performance
Performance highlights
Nomura Tax-Free Minnesota Fund (Institutional Class) returned 5.63% (excluding sales charge) for the 12 months ended August 31, 2026. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index (benchmark), returned 4.12%.
Market highlights
During the reporting period, monetary policy and geopolitical uncertainty impacted the municipal bond market. US Federal Reserve (Fed) cuts in 4Q25 and legislative clarity contributed to performance. However, the US-Iran conflict and subsequent inflation concerns applied pressure to the market. Additionally, market technicals impacted performance.
Supply was elevated but met with strong demand as municipal mutual funds took in a near record amount in the first eight months of 2026. More importantly, the flows were evenly distributed between open-ended funds and exchange-traded funds (ETFs) in calendar year 2026.
Municipal bond yields rose on the front end of the curve and fell in the intermediate and long segments. For example, the MMD AAA 2-year yield rose 33 basis points (bps) while the 20-year yield fell 15 bps and the 30-year yield fell 1 bp (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year curve flattened, starting the period at 241 bps and ending the period at 207 bps.
The long end of the curve outperformed as did lower investment grade BBB-rated and below-investment-grade securities during the reporting period, in part, driven by the strong fund flows into long mutual funds. For example, the Bloomberg Municipal Bond Index returned 4.12% while the long segment (22+ years) returned 6.45%; BBB-rated and below‑investment‑grade securities returned 6.08% and 6.66%, respectively. Conversely, the front end of the curve detracted from performance for the period with the Bloomberg Municipal Bond Index’s 1-year (1-2 years) segment only up 2.36%.
Top contributors to performance:
An overweight to the long end of the curve contributed to performance.
An overweight to BBB-rated securities, in addition to a full out-of-benchmark allocation to below-investment-grade bonds, also contributed.
Top detractors from performance:
A modest out-of-benchmark allocation to the front end of the curve (0-1 years) was a drag on performance as this part of the curve lagged the overall market.
The Fund’s allocation to the leasing sector was a detractor, underperforming the benchmark’s leasing return of 4.33%.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2016, through August 31, 2026
Average annual total returns (as of August 31, 2026)	1 year	5 year	10 year
Nomura Tax-Free Minnesota Fund (Institutional Class) – including sales charge	5.63%	0.25%	1.59%
Nomura Tax-Free Minnesota Fund (Institutional Class) – excluding sales charge	5.63%	0.25%	1.59%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of August 31, 2026)
Fund net assets	$527,743,288
Total number of portfolio holdings*	286
Total net advisory fees paid (during reporting period)	$2,138,649
Portfolio turnover rate	7%
*	Excludes cash and cash equivalents.

Fund holdings (as of August 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	32.12%
Education Revenue Bonds	19.26%
Local General Obligation Bonds	16.87%
Transportation Revenue Bonds	9.25%
State General Obligation Bonds	4.40%
Special Tax Revenue Bonds	3.86%
Electric Revenue Bonds	3.84%
Housing Revenue Bonds	3.69%
Industrial Development Revenue/Pollution Control Revenue Bonds	2.52%
Lease Revenue Bonds	1.86%

State and territory allocation
Minnesota	93.81%
Puerto Rico	3.86%

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Tax-Free Minnesota Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5957663)
TSAR-DMNIX-1026

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Nomura Funds Internet Web site at https://global.nomuraassetmanagement.com/about/business-ethics. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a.  An understanding of generally accepted accounting principles and financial statements;

b.  The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c.  Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d.  An understanding of internal controls and procedures for financial reporting; and

e.  An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a.  Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b.  Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c.  Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d.  Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not, other than in his or her capacity as a member of the Board of Trustees or any committee thereof, (i) accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Joseph W. Chow

Frances Sevilla-Sacasa, Chair

Christianna Wood

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $290,000 for 2026 and $55,464 for 2025.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2026 and $1,627,131 for 2025.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $72,000 for 2026 and $6,058 for 2025.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2026 and $0 for 2025.

(e)(1)

The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Nomura Funds.

Service	Range of Fees

Audit Services

Statutory audits or financial audits for new Funds	up to $50,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate

Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate

Tax Services

U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate

U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund

Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees

Non-Audit Services

Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2026 and $16,391,075 for 2025.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

 Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Fixed income mutual funds
Nomura Minnesota High-Yield Municipal Bond Fund
(formerly, Macquarie Minnesota High-Yield Municipal Bond Fund)
Nomura Tax-Free Minnesota Fund
(formerly, Macquarie Tax-Free Minnesota Fund)
Financial statements and other information
For the year ended August 31, 2026

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at nomuraassetmanagement.com/literature.
Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.

Schedules of investments
Nomura Minnesota High-Yield Municipal Bond Fund	August 31, 2026
	Principal amount°	Value (US $)
Municipal Bonds — 97.05%
Education Revenue Bonds — 25.31%
City of Bethel, Minnesota Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	$ 830,004
Series A 4.00% 7/1/37	850,000	797,325
Series A 4.25% 7/1/47	750,000	639,458
Series A 4.375% 7/1/52	250,000	206,000
City of Brooklyn Park, Minnesota Charter School Lease Revenue
(Prairie Seeds Academy Project)
5.125% 6/15/54	1,000,000	900,520
5.25% 6/15/64	1,500,000	1,326,105
City of Cologne, Minnesota Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	170,000	170,065
Series A 5.00% 7/1/34	350,000	349,982
Series A 5.00% 7/1/45	360,000	333,709
City of Deephaven, Minnesota Charter School Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	1,000,000	999,940
City of Eagan, Minnesota Charter School Lease Revenue
(Great Oaks Academy)
Series A 144A 6.25% 2/1/45 #	640,000	640,973
Series A 144A 6.375% 2/1/55 #	700,000	683,256
City of Forest Lake, Minnesota Charter School Lease Revenue
(Lakes International Language Academy Project)
Series A 5.375% 8/1/50	975,000	944,317
Series A 5.75% 8/1/44	585,000	585,169
City of Ham Lake, Minnesota Charter School Lease Revenue
(DaVinci Academy Project)
Series A 5.00% 7/1/36	235,000	221,539
Series A 5.00% 7/1/47	710,000	585,047

(Parnassus Preparatory School Project) Series A 5.00% 11/1/47	650,000	619,281
City of Hugo, Minnesota Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	1,000,000	1,000,110
Series A 5.00% 7/1/44	495,000	466,691

Schedules of investments
Nomura Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of Minneapolis, Minnesota Charter School Lease Revenue
(Cyber Village Academy Project) Series A 5.50% 6/1/57	1,400,000	$ 1,212,708
(Hiawatha Academies Project)
Series A 144A 5.375% 7/1/42 #	690,000	595,649
Series A 144A 5.50% 7/1/52 #	1,130,000	909,108
Series A 144A 5.50% 7/1/57 #	880,000	689,225
City of Minneapolis, Minnesota Student Housing Revenue
(Riverton Community Housing Project)
4.75% 8/1/43	750,000	695,655
5.00% 8/1/53	570,000	515,309
5.25% 8/1/39	675,000	675,013
City of Otsego, Minnesota Charter School Lease Revenue
(Kaleidoscope Charter School Project) Series A 5.00% 9/1/44	1,775,000	1,560,367
City of St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,700,000	1,409,844
(Great River School Project) Series A 144A 5.50% 7/1/52 #	440,000	408,967
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/40	715,000	706,692
Series A 5.00% 9/1/43	1,000,000	976,030
Series A 5.00% 9/1/55	1,100,000	994,521
Series A 5.75% 9/1/46	500,000	500,105
Series A 6.00% 9/1/51	3,500,000	3,500,595
(Nova Classical Academy Project)
5.50% 9/1/55	555,000	534,154
5.625% 9/1/65	335,000	320,444
Series A 4.125% 9/1/47	590,000	501,901

(Twin Cities Academy Project) Series A 6.125% 7/1/65	1,000,000	960,450
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Great River School Project) Series A 144A 4.75% 7/1/29 #	100,000	100,252
(Nova Classical Academy Project) Series A 4.00% 9/1/36	765,000	724,853

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of Woodbury, Minnesota Charter School Lease Revenue
(Math & Science Academy) 144A 5.50% 6/1/63 #	2,500,000	$ 2,230,525
(Woodbury Leadership Academy Project)
4.00% 7/1/41	890,000	737,828
Series A 4.00% 7/1/51	1,140,000	837,580
Series A 4.00% 7/1/56	790,000	550,954
Series A 6.00% 7/1/65	1,000,000	970,460
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	586,656
Series A 5.00% 11/1/48	1,700,000	1,268,081
Minnesota Health & Education Facilities Authority Revenue
(Macalester College)
5.00% 3/1/51	295,000	302,425
5.25% 3/1/56	295,000	305,912
5.50% 3/1/66	1,000,000	1,052,790
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/37	1,250,000	1,187,938
5.00% 5/1/47	3,000,000	2,550,060

(Carleton College) 4.00% 3/1/47	1,500,000	1,354,995
(Green Bonds) Series A 5.00% 10/1/32	500,000	529,675
(Gustavus Adolphus College) 5.00% 10/1/47	2,350,000	2,254,284
(Macalester College)
3.00% 3/1/40	365,000	303,377
3.00% 3/1/43	325,000	256,305
4.00% 3/1/48	600,000	537,672
(St. Catherine University)
5.00% 10/1/52	750,000	705,405
Series A 4.00% 10/1/38	920,000	845,600
Series A 5.00% 10/1/45	1,635,000	1,568,799

(St. Olaf College) 4.00% 10/1/46	935,000	838,134
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	300,006
Series B 5.00% 10/1/39	1,000,000	985,750

Schedules of investments
Nomura Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/47	1,055,000	$ 985,433
(University of St. Thomas)
4.00% 10/1/37	300,000	296,277
4.00% 10/1/44	100,000	91,241
5.00% 10/1/34	450,000	467,285
Series A 4.125% 10/1/53	1,325,000	1,151,650
Series A 5.00% 10/1/49	1,250,000	1,253,837
Series B 5.00% 10/1/52	1,000,000	997,110
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program) 4.00% 11/1/42 (AMT)	250,000	236,318
University of Minnesota Revenue
Series A 5.00% 4/1/40	1,310,000	1,414,604
Series A 5.00% 9/1/42	900,000	907,704
		61,654,003
Electric Revenue Bonds — 2.60%
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/47	750,000	779,737
5.00% 10/1/56	2,000,000	2,031,260
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	165,000	122,306
Series AAA 5.25% 7/1/25 ‡	95,000	70,300
Series CCC 5.25% 7/1/27 ‡	650,000	481,813
Series WW 5.00% 7/1/28 ‡	585,000	433,631
Series XX 4.75% 7/1/26 ‡	105,000	77,700
Series XX 5.25% 7/1/40 ‡	295,000	218,669
Series XX 5.75% 7/1/36 ‡	370,000	274,263
Series ZZ 4.75% 7/1/27 ‡	85,000	63,006
Series ZZ 5.25% 7/1/24 ‡	130,000	96,200
St. Paul, Minnesota Port Authority District Energy Revenue
Series 1 5.00% 10/1/46	1,100,000	1,127,434
Western Minnesota Municipal Power Agency Supply Revenue
(Red Rock Hydroelectric Project) Series A 5.00% 1/1/49	555,000	558,202
		6,334,521

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds — 38.74%
City of Apple Valley, Minnesota Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	$ 720,224
5.00% 9/1/43	1,000,000	999,920
5.00% 9/1/58	1,175,000	1,073,633
Series A 5.50% 9/1/55	625,000	631,706
Series A 5.625% 9/1/65	1,000,000	994,300
City of Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
Fourth Tier Series D 7.00% 1/1/37	490,000	252,100
Fourth Tier Series D 7.25% 1/1/52	1,495,000	617,091
Second Tier Series B 5.00% 1/1/47	535,000	277,425
City of Bethel, Minnesota Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	1,280,000	1,249,357
(Ecumen Obligated Group)
Series A 6.125% 3/1/44	1,100,000	1,111,781
Series A 6.125% 3/1/49	300,000	292,944
City of Bethel, Minnesota Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project) 5.25% 6/1/58	1,475,000	1,279,297
City of Brainerd, Minnesota Senior Housing and Healthcare Revenue
(Pinecrest of Country Manor Project) Series A 6.00% 5/1/60	1,775,000	1,784,408
City of Brooklyn Center, Minnesota Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project) Series A 5.50% 11/1/35 ‡	626,098	438,268
City of Chatfield, Minnesota Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/39	250,000	209,293
5.00% 9/1/52	1,500,000	1,210,110
City of Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project) 5.00% 5/1/51	1,025,000	469,235

Schedules of investments
Nomura Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Glencoe, Minnesota Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/31	185,000	$ 182,725
City of Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 5.375% 8/1/34 ‡	750,000	517,185
(St. John's Lutheran Home of Albert Lea Project) Series A 5.375% 10/1/44 ‡	90,000	48,150
City of Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation) 4.00% 5/1/37	1,625,000	1,531,953
(North Memorial Health Care) 4.00% 9/1/35	300,000	273,168
City of Maple Plain, Minnesota Senior Housing & Health Care Revenue
(Haven Homes Incorporate Project) 5.00% 7/1/49	1,000,000	922,120
City of Minneapolis, Minnesota
(University Gateway Project) 5.00% 12/1/45	1,440,000	1,506,038
City of Minneapolis, Minnesota Health Care System Revenue
(Allina Health System)
4.00% 11/15/39	1,900,000	1,791,434
4.00% 11/15/40	1,000,000	925,450
(Fairview Health Services)
Series A 4.00% 11/15/48	2,855,000	2,377,615
Series A 5.00% 11/15/49	1,000,000	965,780
City of Minneapolis, Minnesota Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.375% 11/1/50	1,700,000	1,556,333
City of Minneapolis, St. Paul Housing & Redevelopment Authority Revenue
(Children's Health Care)
5.00% 8/15/40	1,740,000	1,823,938
5.00% 8/15/42	2,000,000	2,077,440
City of Morris, Minnesota Health Care Facilities Revenue
(Farmington Health Services)
4.10% 8/1/44	500,000	380,520

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Morris, Minnesota Health Care Facilities Revenue
(Farmington Health Services)
4.20% 8/1/49	1,500,000	$ 1,075,905
City of Oakdale, Minnesota Housing & Health Care Revenue
(Ebenezer Obligated Group) Series A 5.70% 12/1/50	1,500,000	1,501,170
City of Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	1,200,000	1,200,660
City of Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	1,500,000	1,469,625
5.00% 11/15/57	1,000,000	1,006,740
Series A 4.25% 11/15/50	1,605,000	1,489,985
Series A 4.375% 11/15/53	2,215,000	2,055,188
Series A 5.00% 11/15/46	5,000,000	5,204,600
City of Sartell, Minnesota Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project)
5.30% 9/1/37	600,000	599,958
Series A 5.00% 9/1/32	1,000,000	1,002,210
Series A 5.00% 9/1/35	350,000	349,513
City of Sauk Rapids, Minnesota Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	755,000	720,587
City of Shakopee, Minnesota Senior Housing Revenue
(Benedictine Senior Living Obligated Group – Windermere Way Project) 5.875% 11/1/65	1,000,000	1,005,930
City of St. Bonifacius, Minnesota Health Care Revenue
(Augustana Chapel View Homes, Inc. Project) 6.50% 6/1/60	1,790,000	1,802,244
City of St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	2,250,000	1,956,802
4.00% 5/1/50	2,500,000	2,128,025

Schedules of investments
Nomura Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of St. Joseph, Minnesota Senior Housing & Healthcare Revenue
(Woodcrest Country Manor Project) 5.00% 7/1/55	1,000,000	$ 898,000
City of St. Paul Park, Minnesota Senior Housing Revenue
(Presbyterian Homes – Norris Square Project) 5.50% 6/1/62	1,000,000	960,490
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Episcopal Homes Obligated Group)
144A 5.875% 11/1/59 #	3,000,000	2,936,970
Series A 4.00% 11/1/42	700,000	585,921
(Fairview Health Services)
Series A 4.00% 11/15/43	1,550,000	1,352,251
Series A 5.00% 11/15/47	1,875,000	1,819,200

(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	950,600
City of St. Paul, Minnesota Housing & Redevelopment Authority Senior Housing & Health Care Revenue
(Episcopal Homes Project) 5.125% 5/1/48	1,900,000	1,623,246
City of Victoria, Minnesota Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,150,000	1,013,691
City of Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/37	500,000	471,685
4.00% 8/1/38	500,000	477,495
4.00% 8/1/39	400,000	377,608
4.00% 8/1/44	350,000	316,897
5.00% 8/1/35	150,000	150,085
5.00% 8/1/54	1,250,000	1,191,225
City of West St. Paul, Minnesota Rochester Health Care & Housing Revenue
(Walker Westwood Ridge Campus Project) 5.00% 11/1/49	1,500,000	1,343,865
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/51 #	1,995,000	1,803,799

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Deephaven, Minnesota Housing & Healthcare Facility Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	$ 318,913
Series A 5.00% 4/1/40	315,000	292,790
Series A 5.00% 4/1/48	185,000	165,288
Duluth Economic Development Authority Revenue
(Benedictine Health System)
Series A 4.00% 7/1/31	1,500,000	1,466,010
Series A 4.00% 7/1/41	1,155,000	983,356
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	400,000	375,612
Series A 5.00% 2/15/53	1,590,000	1,556,864
Series A 5.00% 2/15/58	6,940,000	6,693,352
Series A 5.25% 2/15/58	2,000,000	2,002,660
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 4.00% 6/15/33	380,000	386,095
Series B 5.25% 6/15/52	1,000,000	1,015,850
Lakes Area Economic Development Authority
(Vivie – Nelson Care Center Project) Series A 5.70% 11/1/51	800,000	795,096
Minnesota Agricultural & Economic Development Board Healthcare Facilities Revenue
(Health Partners Obligated Group)
4.00% 1/1/49	2,050,000	1,800,843
5.25% 1/1/47	500,000	517,100
5.25% 1/1/54	2,650,000	2,680,819
		94,383,759
Housing Revenue Bonds — 4.12%
City of Bethel, Minnesota Senior Housing Revenue
(Birchwood Landing at the Lakes at Stillwater Project) 5.00% 5/1/54	1,000,000	883,890
City of Stillwater, Minnesota Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	715,245
Dakota County Community Development Agency Multifamily Housing Revenue
(Heart of the City Apartments Project) 4.20% 5/1/43 (FNMA)	750,000	685,725

Schedules of investments
Nomura Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minnesota Housing Finance Agency Residential Housing Finance Revenue
(Social Bonds)
Series F 2.40% 7/1/46 (GNMA) (FNMA) (FHLMC)	1,250,000	$ 876,950
Series F 4.85% 7/1/45 (GNMA) (FNMA) (FHLMC)	1,590,000	1,590,493
Minnesota Housing Finance Agency Revenue
Series A-1 4.90% 8/1/66	350,000	337,442
Series D 5.50% 7/1/53 (GNMA) (FNMA) (FHLMC)	730,000	766,171
Series I 2.20% 1/1/51	635,000	391,541
Series L 4.60% 7/1/45 (GNMA) (FNMA) (FHLMC)	1,895,000	1,848,989
Series O 4.45% 7/1/38 (GNMA) (FNMA) (FHLMC)	680,000	684,298
Northwest Multi-County Housing & Redevelopment Authority Revenue
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	1,250,954
		10,031,698
Industrial Development Revenue/Pollution ControlRevenue Bonds — 2.90%
City of Cottonwood, Minnesota Revenue
(Extreme Holdings LLC Project) Series A 144A 5.00% 12/1/50 (AMT) #	1,210,000	985,243
Minnesota Municipal Gas Agency Revenue
(Minnesota Community Energy) Sub-Series A 4.00% 12/1/52 •	1,000,000	1,011,790
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	5,350,000	5,079,985
		7,077,018
Lease Revenue Bonds — 1.85%
Chaska, Minnesota Economic Development Authority Revenue
(Minnesota Lease Obligation)
Series A 4.125% 2/1/54	1,250,000	1,100,100
Series A 5.00% 2/1/42	1,710,000	1,804,974
City of New London, Economic Development Authority Revenue
(SWWC Service Cooperative Lease With Option to Purchase Project)
5.00% 2/1/38	880,000	883,115
Series A 4.50% 2/1/33	345,000	347,315

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Hibbing Independent School District No. 701 Revenue
Series A 3.00% 3/1/41	500,000	$ 380,765
		4,516,269
Local General Obligation Bonds — 6.52%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program) Series A 3.00% 2/1/45	750,000	571,035
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/43	800,000	753,824
City of Minneapolis, Minnesota
(Green Bonds)
3.00% 12/1/37	1,300,000	1,157,546
3.00% 12/1/38	1,970,000	1,712,344
3.00% 12/1/42	1,000,000	802,760
City of Rosemount, Minnesota
Series A 4.00% 2/1/53	2,930,000	2,550,946
City of Virginia, Minnesota
Series A 4.00% 2/1/38 (AG)	1,000,000	975,670
Dilworth Glyndon Felton Independent School District No. 2164
Series A 3.00% 2/1/41	225,000	183,632
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	530,000	435,533
Gibbon, Minnesota Independent School District No. 2365
Series A 4.125% 2/1/52	1,250,000	1,128,112
Metropolitan Council General Obligation Wastewater
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/41	600,000	582,108
Series C 4.00% 3/1/43	575,000	548,268
Ramsey County, Minnesota
Series B 4.00% 2/1/42	500,000	489,010
Rice County, Minnesota
(State Credit Enhancement Program) Series A-1 4.00% 2/1/52	1,500,000	1,321,590
Rosemount-Apple Valley-Eagan Independent School District No. 196
Series A 4.00% 2/1/44	1,070,000	1,008,036

Schedules of investments
Nomura Minnesota High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
St. Peter Independent School District No. 508, Minnesota
Series A 4.00% 2/1/44	150,000	$ 141,588
Series A 4.00% 2/1/45	325,000	305,130
Stillwater Independent School District No. 834
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/41	435,000	424,325
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	1,000,000	796,270
		15,887,727
Pre-Refunded Bond — 0.31%
Duluth Independent School District No. 709
Series A 4.20% 3/1/34-27 §	750,000	755,513
		755,513
Special Tax Revenue Bonds — 3.39%
City of Minneapolis, Minnesota Tax Increment Revenue
(Village of St. Anthony Falls Project) 4.00% 3/1/27	300,000	300,063
Commonwealth of Puerto Rico Revenue
(Subordinate) 2.653% 11/1/43 •	1,420,214	1,013,678
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 0.505% 7/1/51 ^	5,075,000	1,330,056
Series A-1 4.75% 7/1/53	1,405,000	1,329,523
Series A-1 5.00% 7/1/58	1,100,000	1,067,528
Series A-1 5.74% 7/1/46 ^	1,271,000	457,484
Series A-2 4.536% 7/1/53	3,000,000	2,753,940
		8,252,272
State General Obligation Bonds — 4.96%
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	1,070,000	1,037,868
Series A-1 4.00% 7/1/46	1,000,000	888,470
Minnesota State
Series A 5.00% 8/1/34	1,650,000	1,858,841
Series A 5.00% 8/1/43	3,250,000	3,439,280
Series B 5.00% 8/1/38	3,635,000	4,007,733
Series E 5.00% 8/1/30	790,000	854,519
		12,086,711

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds — 6.35%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series A 4.00% 1/1/54	3,500,000	$ 3,063,340
Series B 5.00% 1/1/32 (AMT)	330,000	343,517
Series B 5.00% 1/1/39 (AMT)	500,000	509,900
Series B 5.00% 1/1/47 (AMT)	250,000	250,060
Series B 5.00% 1/1/49 (AMT)	600,000	593,088
Series B 5.25% 1/1/42 (AMT)	1,000,000	1,047,810
Series B 5.25% 1/1/44 (AMT)	1,000,000	1,040,170
Series B 5.25% 1/1/49 (AMT)	2,310,000	2,371,099
(Subordinate)
Series A 5.00% 1/1/44	4,000,000	4,079,320
Series B 5.00% 1/1/44 (AMT)	2,150,000	2,161,825
		15,460,129
Total Municipal Bonds (cost $249,799,898)		236,439,620

Short-Term Investments — 2.51%
Variable Rate Demand Note — 2.51%
City of Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic) Series D 2.80% 11/15/64 (LOC - Barclays Bank)¤	6,100,000	6,100,000
Total Short-Term Investments (cost $6,100,000)		6,100,000
Total Value of Securities—99.56% (cost $255,899,898)		242,539,620

Receivables and Other Assets Net of Liabilities—0.44%		1,082,359
Net Assets Applicable to 24,964,094 Shares Outstanding—100.00%		$243,621,979
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2026, the aggregate value of Rule 144A securities was $17,063,952, which represents 7.00% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
‡	Security is currently in default.

Schedules of investments
Nomura Minnesota High-Yield Municipal Bond Fund
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 9 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2026.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LLC – Limited Liability Company
LOC – Letter of Credit
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Nomura Tax-Free Minnesota Fund	August 31, 2026
	Principal amount°	Value (US $)
Municipal Bonds — 97.67%
Education Revenue Bonds — 19.26%
City of Bethel, Minnesota Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.25% 7/1/47	1,550,000	$ 1,321,546
Series A 4.375% 7/1/52	1,250,000	1,030,000
City of Brooklyn Park, Minnesota Charter School Lease Revenue
(Prairie Seeds Academy Project)
5.00% 6/15/44	2,000,000	1,888,500
5.125% 6/15/54	1,500,000	1,350,780
5.25% 6/15/64	1,500,000	1,326,105
City of Cologne, Minnesota Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	150,000	149,992
Series A 5.00% 7/1/45	1,705,000	1,580,484
City of Deephaven, Minnesota Charter School Revenue
(Eagle Ridge Academy Project)
Series A 5.25% 7/1/40	500,000	500,085
Series A 5.50% 7/1/50	2,000,000	1,999,880
City of Eagan, Minnesota Charter School Lease Revenue
(Great Oaks Academy) Series A 144A 6.50% 2/1/65 #	1,250,000	1,218,688
City of Forest Lake, Minnesota Charter School Lease Revenue
(Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	399,992
Series A 5.375% 8/1/50	2,290,000	2,217,934
Series A 5.50% 8/1/36	1,000,000	1,000,610
Series A 5.75% 8/1/44	1,895,000	1,895,549
City of Ham Lake, Minnesota Charter School Lease Revenue
(DaVinci Academy Project)
Series A 5.00% 7/1/36	765,000	721,181
Series A 5.00% 7/1/47	2,290,000	1,886,983
City of Hugo, Minnesota Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/44	2,545,000	2,399,451
City of Minneapolis, Minnesota Charter School Lease Revenue
(Cyber Village Academy Project)
Series A 5.25% 6/1/42	1,000,000	924,890
Series A 5.50% 6/1/57	500,000	433,110

Schedules of investments
Nomura Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of Minneapolis, Minnesota Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 144A 5.00% 7/1/32 #	675,000	$ 651,078
Series A 144A 5.375% 7/1/42 #	880,000	759,669
Series A 144A 5.50% 7/1/52 #	1,440,000	1,158,509
Series A 144A 5.50% 7/1/57 #	1,120,000	877,195
City of Minneapolis, Minnesota Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	225,000	225,004
5.50% 8/1/49	2,800,000	2,759,512
City of Otsego, Minnesota Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	475,000	465,562
Series A 5.00% 9/1/44	1,565,000	1,375,760
City of St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	3,065,000	2,541,866
(Great River School Project) Series A 144A 5.50% 7/1/52 #	735,000	683,160
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/40	375,000	370,643
Series A 5.00% 9/1/55	1,000,000	904,110
Series A 5.75% 9/1/46	1,000,000	1,000,210
(Nova Classical Academy Project)
5.625% 9/1/65	1,000,000	956,550
Series A 4.125% 9/1/47	825,000	701,811

(Twin Cities Academy Project) Series A 6.125% 7/1/65	1,250,000	1,200,562
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	100,000	100,252
Series A 144A 5.25% 7/1/33 #	140,000	140,657

(Nova Classical Academy Project) Series A 4.00% 9/1/36	70,000	66,326
City of Woodbury, Minnesota Charter School Lease Revenue
(Math & Science Academy)
144A 5.25% 6/1/45 #	1,000,000	938,640

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of Woodbury, Minnesota Charter School Lease Revenue
(Math & Science Academy)
144A 5.50% 6/1/63 #	2,750,000	$ 2,453,577

(Woodbury Leadership Academy Project) Series A 4.00% 7/1/51	1,500,000	1,102,080
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	400,000	335,232
Series A 5.00% 11/1/48	3,355,000	2,502,595
Minnesota Health & Education Facilities Authority Revenue
(Macalester College)
5.00% 3/1/51	705,000	722,745
5.25% 3/1/56	705,000	731,078
5.50% 3/1/66	1,500,000	1,579,185
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/37	1,500,000	1,425,525
(Carleton College)
4.00% 3/1/47	3,775,000	3,410,071
5.00% 3/1/53	2,900,000	2,936,018

(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	844,080
(College of St. Scholastica) 4.00% 12/1/40	1,200,000	1,041,420
(Gustavus Adolphus College) 5.00% 10/1/47	6,850,000	6,570,999
(Macalester College) 4.00% 3/1/42	735,000	692,914
(St. Catherine University)
5.00% 10/1/52	2,250,000	2,116,215
Series A 4.00% 10/1/36	925,000	877,501
Series A 5.00% 10/1/32	715,000	728,749
Series A 5.00% 10/1/45	5,520,000	5,296,495
(St. John's University)
Series 8-I 5.00% 10/1/32	500,000	500,490
Series 8-I 5.00% 10/1/33	250,000	250,230
(St. Olaf College)
3.00% 10/1/38	1,000,000	851,990
3.00% 10/1/41	1,000,000	793,250
4.00% 10/1/46	565,000	506,466

Schedules of investments
Nomura Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
4.00% 10/1/50	700,000	$ 600,670
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	955,000	955,019
Series B 5.00% 10/1/38	1,000,000	999,590
Series B 5.00% 10/1/39	940,000	926,605
Series B 5.00% 10/1/40	625,000	606,938
Series B 5.00% 10/1/47	1,060,000	990,104
(University of St. Thomas)
4.00% 10/1/44	545,000	497,263
5.00% 10/1/33	750,000	782,213
5.00% 10/1/34	800,000	830,728
Series A 4.125% 10/1/53	1,000,000	869,170
Series A 5.00% 10/1/49	2,475,000	2,482,598
Series B 5.00% 10/1/52	1,500,000	1,495,665

(University of St. Thomas) (Green Bonds) Series A 5.00% 10/1/35	1,720,000	1,796,695
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program)
2.65% 11/1/38 (AMT)	645,000	596,406
4.00% 11/1/42 (AMT)	1,500,000	1,417,905
St. Paul, Minnesota Independent School District No. 625 Revenue
Series A 5.00% 2/1/43	2,100,000	2,200,464
University of Minnesota Revenue
Series A 5.00% 9/1/42	1,100,000	1,109,416
Series A 5.00% 11/1/42	2,000,000	2,067,680
		101,616,870
Electric Revenue Bonds — 3.84%
Central Minnesota Municipal Power Agency Revenue
(Brookings SouthEast Twin Cities Transmission Project) 3.00% 1/1/38 (AG)	300,000	265,353
City of Rochester, Minnesota Electric Utility Revenue
Series A 5.00% 12/1/47	1,395,000	1,397,107
City of St. Paul, Minnesota Housing & Redevelopment Authority Revenue
Series A 4.00% 10/1/33	365,000	363,478
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/30	500,000	500,915

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/33	1,205,000	$ 1,206,747
5.00% 10/1/46	1,000,000	1,044,320
5.00% 10/1/51	1,600,000	1,639,376
Series A 5.00% 10/1/30	1,300,000	1,302,379
Series A 5.00% 10/1/34	750,000	751,005
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	430,000	318,737
Series AAA 5.25% 7/1/25 ‡	250,000	185,000
Series CCC 5.25% 7/1/27 ‡	1,875,000	1,389,844
Series XX 4.75% 7/1/26 ‡	260,000	192,400
Series XX 5.75% 7/1/36 ‡	925,000	685,656
Series ZZ 4.75% 7/1/27 ‡	210,000	155,663
Series ZZ 5.25% 7/1/24 ‡	350,000	259,000
Sauk Centre Public Utilities Commission Electric Revenue
Series A 4.50% 12/1/53 (AG)	875,000	819,385
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/42	2,815,000	2,846,218
St. Paul, Minnesota Port Authority District Energy Revenue
Series 1 5.00% 10/1/44	1,190,000	1,224,165
Series 1 5.00% 10/1/45	1,315,000	1,350,676
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/30	1,000,000	1,068,590
(Red Rock Hydroelectric Project) Series A 5.00% 1/1/49	1,300,000	1,307,501
		20,273,515
Healthcare Revenue Bonds — 32.12%
City of Anoka, Minnesota Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.375% 11/1/34	545,000	545,131
City of Apple Valley, Minnesota Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	1,000,000	857,410
5.00% 9/1/58	1,605,000	1,466,537
City of Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
Fourth Tier Series D 7.00% 1/1/37	1,585,000	815,467

Schedules of investments
Nomura Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
Fourth Tier Series D 7.25% 1/1/52	2,580,000	$ 1,064,947
Second Tier Series B 5.00% 1/1/47	1,640,000	850,422
Second Tier Series B 5.25% 1/1/37	480,000	270,187
Third Tier Series C 4.25% 1/1/27	85,000	80,749
Third Tier Series C 5.00% 1/1/32	400,000	242,996
City of Bethel, Minnesota Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	2,600,000	2,537,756
(Ecumen Obligated Group) Series A 6.125% 3/1/49	1,100,000	1,074,128
City of Bethel, Minnesota Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.00% 6/1/48	1,000,000	874,960
5.00% 6/1/53	2,450,000	2,071,303
City of Center, Minnesota Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project) 4.00% 11/1/41	2,000,000	1,891,100
City of Chatfield, Minnesota Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/34	100,000	92,239
4.00% 9/1/39	100,000	83,717
5.00% 9/1/44	500,000	441,030
City of Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	500,000	235,560
5.00% 5/1/44	1,500,000	697,680
5.00% 5/1/51	1,585,000	725,597
City of Glencoe, Minnesota Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/31	60,000	59,262
City of Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34 ‡	660,000	455,123
5.75% 2/1/44 ‡	500,000	332,975

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Hayward, Minnesota Health Care Facilities Revenue

(St. John's Lutheran Home of Albert Lea Project) Series A 5.375% 10/1/44 ‡	400,000	$ 214,000
City of Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,500,000	2,356,850
5.00% 5/1/32	825,000	828,440
(North Memorial Health Care)
4.00% 9/1/35	350,000	318,696
5.00% 9/1/31	1,320,000	1,320,343
5.00% 9/1/32	1,000,000	1,000,180
City of Minneapolis, Minnesota
(University Gateway Project) 5.00% 12/1/45	3,560,000	3,723,262
City of Minneapolis, Minnesota Health Care System Revenue
(Allina Health System)
4.00% 11/15/38	2,000,000	1,921,440
4.00% 11/15/39	4,505,000	4,247,584
4.00% 11/15/40	3,750,000	3,470,437
(Fairview Health Services)
Series A 4.00% 11/15/48	6,790,000	5,654,644
Series A 5.00% 11/15/33	860,000	881,242
Series A 5.00% 11/15/35	500,000	509,440
Series A 5.00% 11/15/49	3,870,000	3,737,569
City of Minneapolis, Minnesota Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	1,030,000	1,011,264
5.25% 11/1/45	1,950,000	1,849,770
5.375% 11/1/50	655,000	599,646
City of Minneapolis, St. Paul Housing & Redevelopment Authority Revenue
(Children's Health Care)
5.00% 8/15/42	2,325,000	2,415,024
5.00% 8/15/44	1,150,000	1,183,097
City of Oakdale, Minnesota Housing and Health Care Facilities Revenue
(Ebenezer Obligated Group) Series A 5.75% 12/1/55	1,250,000	1,247,850

Schedules of investments
Nomura Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	3,520,000	$ 3,521,936
City of Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	7,950,000	7,789,012
5.00% 11/15/57	5,130,000	5,164,576
Series A 4.00% 11/15/43	2,105,000	2,019,390
Series A 4.25% 11/15/50	5,000,000	4,641,700
Series A 4.375% 11/15/53	5,750,000	5,335,138
Series A 5.00% 11/15/45	3,000,000	3,141,600
Series B 5.00% 11/15/33	1,900,000	2,110,881
City of Sartell, Minnesota Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project) 5.30% 9/1/37	1,200,000	1,199,916
City of Sauk Rapids, Minnesota Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,780,000	1,698,868
City of Shakopee, Minnesota Senior Housing Revenue
(Benedictine Senior Living Obligated Group – Windermere Way Project) 5.875% 11/1/65	1,500,000	1,508,895
City of St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	7,315,000	6,361,782
4.00% 5/1/50	7,500,000	6,384,075
5.00% 5/1/54	2,500,000	2,488,100
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Episcopal Homes Project) 5.00% 5/1/33	400,000	392,496
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,137,429
Series A 5.00% 11/15/47	5,720,000	5,549,773

(Marian Center Project) Series A 5.375% 5/1/43	500,000	475,300

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of St. Paul, Minnesota Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project) Series A 5.30% 11/1/30	315,000	$ 315,025
City of St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Amherst H. Wilder Foundation Project)
Series A 5.00% 12/1/30	300,000	314,898
Series A 5.00% 12/1/36	750,000	769,642
City of St. Paul, Minnesota Housing & Redevelopment Authority Senior Housing & Health Care Revenue
(Episcopal Homes Project) 5.125% 5/1/48	3,800,000	3,246,492
City of Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community) 5.00% 8/1/54	275,000	262,069
City of West St. Paul, Minnesota Housing & Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	228,345
4.75% 11/1/52	750,000	634,725
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/46 #	1,250,000	1,179,175
Series A 144A 5.00% 8/1/51 #	880,000	795,661
Deephaven, Minnesota Housing & Healthcare Facility Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	694,945
Series A 5.00% 4/1/40	705,000	655,291
Series A 5.00% 4/1/48	315,000	281,437
Duluth Economic Development Authority Revenue
(Benedictine Health System)
Series A 4.00% 7/1/31	1,625,000	1,588,177
Series A 4.00% 7/1/41	550,000	468,265
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	1,600,000	1,502,448
Series A 5.00% 2/15/37	750,000	760,095
Series A 5.00% 2/15/53	8,710,000	8,528,484
Series A 5.00% 2/15/58	11,100,000	10,705,506
Series A 5.25% 2/15/58	8,000,000	8,010,640

Schedules of investments
Nomura Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Duluth Economic Development Authority Revenue

(St. Luke’s Hospital of Duluth Obligated Group) Series A 3.00% 6/15/44	650,000	$ 526,734
Lakes Area Economic Development Authority Revenue
(Vivie – Nelson Care Center Project) Series A 5.875% 11/1/62	1,500,000	1,465,500
Minnesota Agricultural & Economic Development Board Healthcare Facilities Revenue
(Health Partners Obligated Group)
4.00% 1/1/49	5,450,000	4,787,607
5.25% 1/1/47	1,500,000	1,551,300
Woodbury, Minnesota Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.125% 12/1/44	2,105,000	2,084,350
		169,534,732
Housing Revenue Bonds — 3.69%
Dakota County Community Development Agency Multifamily Housing Revenue
(Heart of the City Apartments Project) 4.20% 5/1/43 (FNMA)	1,500,000	1,371,450
Minnesota Housing Finance Agency Revenue
Series A-1 4.90% 8/1/66	500,000	482,060
Series D 5.50% 7/1/53 (GNMA) (FNMA) (FHLMC)	1,400,000	1,469,370
Series F 4.20% 7/1/38 (GNMA) (FNMA) (FHLMC)	305,000	301,794
Series F 4.50% 1/1/43 (GNMA) (FNMA) (FHLMC)	1,225,000	1,194,106
Series I 2.00% 7/1/40	905,000	640,622
Series I 2.20% 1/1/51	1,195,000	736,837
Series L 4.60% 7/1/45 (GNMA) (FNMA) (FHLMC)	2,430,000	2,371,000
Series L 4.75% 1/1/48 (GNMA) (FNMA) (FHLMC)	1,690,000	1,637,340
Series O 4.45% 7/1/38 (GNMA) (FNMA) (FHLMC)	1,355,000	1,363,564
Series O 4.65% 7/1/41 (GNMA) (FNMA) (FHLMC)	435,000	435,200
(Social Bonds)
Series F 2.40% 7/1/46 (GNMA) (FNMA) (FHLMC)	390,000	273,608
Series F 4.90% 7/1/48 (GNMA) (FNMA) (FHLMC)	1,290,000	1,290,967
Series L 4.95% 1/1/50 (GNMA) (FNMA) (FHLMC)	3,835,000	3,756,459
Northwest Multi-County Housing & Redevelopment Authority Revenue
(Pooled Housing Program) 5.50% 7/1/45	2,175,000	2,133,980
		19,458,357

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds — 2.52%
City of Cottonwood, Minnesota Revenue
(Extreme Holdings LLC Project) Series A 144A 5.00% 12/1/50 (AMT) #	1,000,000	$ 814,250
Minnesota Municipal Gas Agency Revenue
(Minnesota Community Energy)
Sub-Series A 4.00% 12/1/27	1,300,000	1,314,014
Sub-Series A 4.00% 12/1/52 •	1,625,000	1,644,159
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	10,050,000	9,542,776
		13,315,199
Lease Revenue Bonds — 1.86%
Chaska, Minnesota Economic Development Authority Revenue
(Minnesota Lease Obligation) Series A 4.125% 2/1/54	3,750,000	3,300,300
City of New London, Economic Development Authority Revenue
(SWWC Service Cooperative Lease With Option to Purchase Project)
5.125% 2/1/43	1,250,000	1,251,962
Series A 4.50% 2/1/33	250,000	251,678
Hibbing Independent School District No. 701 Revenue
Series A 3.00% 3/1/41	1,500,000	1,142,295
Minnesota Housing Finance Agency Revenue
(State Appropriation Housing Infrastructure)
Series A 4.00% 8/1/33	655,000	667,720
Series C 5.00% 8/1/34	1,565,000	1,567,426
Series C 5.00% 8/1/35	1,645,000	1,647,369
		9,828,750
Local General Obligation Bonds — 16.87%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program) Series A 3.00% 2/1/45	3,100,000	2,360,278
Brainerd, Minnesota Independent School District No. 181
(School Building) Series A 4.00% 2/1/42	3,500,000	3,350,445

Schedules of investments
Nomura Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	1,045,000	$ 982,854
Series A 4.00% 2/1/43	2,200,000	2,073,016
City of Blaine, Minnesota
Series A 4.00% 2/1/38	1,020,000	1,027,946
Series A 4.00% 2/1/40	600,000	589,266
City of Chanhassen, Minnesota
Series A 4.00% 2/1/54	2,000,000	1,744,540
City of Corcoran, Minnesota
Series A 4.00% 2/1/53 (BAM)	2,000,000	1,754,940
City of Duluth, Minnesota
(DECC Improvement) Series A 5.00% 2/1/34	1,000,000	1,001,470
City of Minneapolis, Minnesota
4.00% 12/1/40	4,885,000	4,810,308
(Green Bonds)
3.00% 12/1/37	3,500,000	3,116,470
3.00% 12/1/38	2,975,000	2,585,900
3.00% 12/1/40	1,875,000	1,553,700
3.00% 12/1/42	4,000,000	3,211,040
City of Rosemount, Minnesota
Series A 4.00% 2/1/53	7,605,000	6,621,141
Dilworth Glyndon Felton Independent School District No. 2164
Series A 3.00% 2/1/37	1,000,000	898,580
Series A 3.00% 2/1/41	1,000,000	816,140
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	1,970,000	1,618,867
Gibbon, Minnesota Independent School District No. 2365
Series A 4.125% 2/1/52	1,000,000	902,490
Series A 5.00% 2/1/48	1,850,000	1,891,773
Goodridge, Minnesota Independent School District No. 561
Series A 4.00% 2/1/38	1,215,000	1,218,912
Hennepin County, Minnesota
Series A 5.00% 12/1/36	7,555,000	8,230,880
Martin County West Independent School District No. 2448
(Minnesota School District Credit Enhancement Program) Series A 5.00% 2/1/41	1,000,000	1,057,200

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Metropolitan Council General Obligation Wastewater
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/41	1,400,000	$ 1,358,252
Series C 4.00% 3/1/43	1,425,000	1,358,752
Minneapolis Special School District No. 1
(School Building) Series B 4.00% 2/1/39	1,960,000	1,943,654
Mounds View, Minnesota Independent School District No. 621
Series A 4.00% 2/1/39	1,850,000	1,841,694
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/43	3,000,000	2,858,580
North St. Paul-Maplewood-Oakdale Independent School District No. 622
Series A 3.00% 2/1/42	1,000,000	801,290
Ramsey County, Minnesota
Series B 4.00% 2/1/42	1,000,000	978,020
Redwood Area Schools Independent School District No. 2897
4.00% 2/1/42	2,210,000	2,128,385
4.00% 2/1/43	1,130,000	1,072,426
Rice County, Minnesota
(State Credit Enhancement Program)
Series A 5.00% 2/1/44	580,000	600,126
Series A-1 4.00% 2/1/52	3,500,000	3,083,710
Rosemount-Apple Valley-Eagan Independent School District No. 196
Series A 4.00% 2/1/44	2,930,000	2,760,324
St. Peter Independent School District No. 508, Minnesota
Series A 4.00% 2/1/44	350,000	330,372
Series A 4.00% 2/1/45	850,000	798,031
Stillwater Independent School District No. 834
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	1,000,000	975,460
Series A 4.00% 2/1/44	1,745,000	1,624,455
Virginia Independent School District No. 706
Series A 3.00% 2/1/40	2,295,000	1,920,387
Washington County, Minnesota General Obligation Capital Improvement Plan Bond
Series A 5.00% 2/1/43	1,035,000	1,094,637

Schedules of investments
Nomura Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Washington County, Minnesota General Obligation Capital Improvement Plan Bond
Series A 5.00% 2/1/44	1,515,000	$ 1,596,370
Westonka Independent School District No. 277
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/44	2,675,000	2,490,211
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	5,000,000	3,981,350
		89,014,642
Special Tax Revenue Bonds — 3.86%
City of St. Paul, Minnesota Sales & Use Tax Revenue
(Neighborhood and Economic Development Projects) Series C 5.00% 11/1/41	3,000,000	3,156,810
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	830,000	821,858
Series A-1 4.75% 7/1/53	5,295,000	5,010,553
Series A-1 5.00% 7/1/58	3,500,000	3,396,680
Series A-1 5.48% 7/1/46 ^	3,280,000	1,180,603
Series A-1 5.504% 7/1/51 ^	24,614,000	6,450,837
Series A-2 4.536% 7/1/53	378,000	346,996
		20,364,337
State General Obligation Bonds — 4.40%
Minnesota State
Series 2 5.00% 8/1/43	2,500,000	2,665,750
Series A 4.00% 9/1/38	625,000	623,075
Series A 5.00% 8/1/37	2,925,000	3,005,028
Series A 5.00% 8/1/39	1,630,000	1,761,509
Series A 5.00% 8/1/42	3,025,000	3,179,124
Series A 5.00% 8/1/43	6,480,000	6,857,395
Series A 5.00% 8/1/44	4,885,000	5,148,350
		23,240,231
Transportation Revenue Bonds — 9.25%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series A 4.00% 1/1/54	7,500,000	6,564,300
Series B 5.00% 1/1/32 (AMT)	880,000	916,045
Series B 5.00% 1/1/36 (AMT)	5,000,000	5,371,650

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series B 5.00% 1/1/38 (AMT)	350,000	$ 358,127
Series B 5.00% 1/1/39 (AMT)	3,715,000	3,815,057
Series B 5.00% 1/1/47 (AMT)	1,640,000	1,640,393
Series B 5.00% 1/1/49 (AMT)	6,600,000	6,523,968
Series B 5.25% 1/1/42 (AMT)	370,000	387,690
Series B 5.25% 1/1/44 (AMT)	2,200,000	2,288,374
Series B 5.25% 1/1/49 (AMT)	9,140,000	9,381,753
(Subordinate)
Series A 5.00% 1/1/44	1,200,000	1,223,796
Series B 5.00% 1/1/35 (AMT)	1,205,000	1,279,626
Series B 5.00% 1/1/44 (AMT)	9,000,000	9,049,500
		48,800,279
Total Municipal Bonds (cost $540,316,674)		515,446,912

Short-Term Investments — 1.38%
Variable Rate Demand Notes — 1.38%
City of Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
Series C 2.95% 4/1/66 (LOC - JPMorgan Chase Bank)¤	4,000,000	4,000,000
Series D 2.80% 11/15/64 (LOC - Barclays Bank)¤	3,300,000	3,300,000
Total Short-Term Investments (cost $7,300,000)		7,300,000
Total Value of Securities—99.05% (cost $547,616,674)		522,746,912

Receivables and Other Assets Net of Liabilities—0.95%		4,996,376
Net Assets Applicable to 48,615,742 Shares Outstanding—100.00%		$527,743,288
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2026, the aggregate value of Rule 144A securities was $21,313,287, which represents 4.04% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
‡	Security is currently in default.

Schedules of investments
Nomura Tax-Free Minnesota Fund
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2026.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LLC – Limited Liability Company
LOC – Letter of Credit
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
August 31, 2026
	Nomura Minnesota High-Yield Municipal Bond Fund	Nomura Tax-Free Minnesota Fund
Assets:
Investments, at value*	$242,539,620	$522,746,912
Cash	1,311,619	3,943,106
Interest receivable	2,978,378	5,640,770
Receivable for fund shares sold	124,783	1,050,165
Prepaid expenses	24,833	43,850
Other assets	1,586	4,704
Total Assets	246,980,819	533,429,507
Liabilities:
Payable for securities purchased	2,820,855	2,694,640
Payable for fund shares redeemed	313,609	2,318,823
Investment management fees payable to affiliates	92,509	186,857
Other accrued expenses	90,500	185,719
Distribution fees payable to affiliates	21,027	58,478
Distribution payable	17,398	235,491
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,349	3,016
Accounting and administration expenses payable to affiliates	1,232	2,344
Legal fees payable to affiliates	361	851
Total Liabilities	3,358,840	5,686,219
Total Net Assets	$243,621,979	$527,743,288

Net Assets Consist of:
Paid-in capital	$267,559,363	$587,945,789
Total distributable earnings (loss)	(23,937,384)	(60,202,501)
Total Net Assets	$243,621,979	$527,743,288

Statements of assets and liabilities
	Nomura Minnesota High-Yield Municipal Bond Fund	Nomura Tax-Free Minnesota Fund

Net Asset Value

Class A:
Net assets	$74,456,705	$259,883,808
Shares of beneficial interest outstanding, unlimited authorization, no par	7,628,402	23,938,791
Net asset value per share	$9.76	$10.86
Sales charge	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$10.22	$11.37

Class C:
Net assets	$5,415,928	$3,179,046
Shares of beneficial interest outstanding, unlimited authorization, no par	553,818	291,861
Net asset value per share	$9.78	$10.89

Institutional Class:
Net assets	$163,749,346	$264,680,434
Shares of beneficial interest outstanding, unlimited authorization, no par	16,781,874	24,385,090
Net asset value per share	$9.76	$10.85
*Investments, at cost	$255,899,898	$547,616,674
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Year ended August 31, 2026
	Nomura Minnesota High-Yield Municipal Bond Fund	Nomura Tax-Free Minnesota Fund
Investment Income:
Interest	$10,900,057	$24,272,582

Expenses:
Management fees	1,272,786	2,938,594
Distribution expenses — Class A	196,934	690,261
Distribution expenses — Class C	58,535	36,403
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	179,217	412,450
Accounting and administration expenses	97,024	123,298
Registration fees	64,466	123,268
Audit and tax fees	52,343	53,899
Reports and statements to shareholders expenses	19,501	36,493
Legal fees	16,380	37,142
Trustees’ fees	11,830	27,971
Custodian fees	2,113	4,851
Other	52,469	111,986
	2,023,598	4,596,616
Less expenses waived	(375,824)	(799,945)
Less expenses paid indirectly	(2,150)	(5,167)
Total operating expenses	1,645,624	3,791,504
Net Investment Income (Loss)	9,254,433	20,481,078

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(168,060)	(741,518)
Net change in unrealized appreciation (depreciation) on investments	4,943,009	9,227,495
Net Realized and Unrealized Gain (Loss)	4,774,949	8,485,977
Net Increase (Decrease) in Net Assets Resulting from Operations	$14,029,382	$28,967,055
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Nomura Minnesota High-Yield Municipal Bond Fund
	Year ended
	8/31/26	8/31/25
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$9,254,433	$8,860,601
Net realized gain (loss)	(168,060)	(1,843,952) [1]
Net increase from payment by affiliates	—	4,210[2]
Net change in unrealized appreciation (depreciation)	4,943,009	(13,396,372)
Net increase (decrease) in net assets resulting from operations	14,029,382	(6,375,513)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,980,581)	(3,215,592)
Class C	(177,485)	(208,414)
Institutional Class	(5,916,418)	(5,263,367)
	(9,074,484)	(8,687,373)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	15,902,452	13,291,664
Class C	683,089	1,220,910
Institutional Class	62,159,144	63,385,902

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,850,693	3,074,995
Class C	177,293	206,916
Institutional Class	5,826,446	5,151,224
	87,599,117	86,331,611

	Year ended
	8/31/26	8/31/25
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(24,410,396)	$(22,238,913)
Class C	(1,420,769)	(2,928,970)
Institutional Class	(37,738,356)	(55,169,688)
	(63,569,521)	(80,337,571)
Increase in net assets derived from capital share transactions	24,029,596	5,994,040
Net Increase (Decrease) in Net Assets	28,984,494	(9,068,846)

Net Assets:
Beginning of year	214,637,485	223,706,331
End of year	$243,621,979	$214,637,485
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Nomura Tax-Free Minnesota Fund
	Year ended
	8/31/26	8/31/25
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$20,481,078	$20,211,904
Net realized gain (loss)	(741,518)	(3,237,579) [1]
Net increase from payment by affiliates	—	79,494[2]
Net change in unrealized appreciation (depreciation)	9,227,495	(29,296,516)
Net increase (decrease) in net assets resulting from operations	28,967,055	(12,242,697)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(10,080,177)	(10,217,914)
Class C	(105,403)	(160,655)
Institutional Class	(10,065,221)	(9,497,871)
	(20,250,801)	(19,876,440)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	16,479,643	58,699,560
Class C	153,986	897,078
Institutional Class	76,980,719	112,308,847

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	9,168,014	9,373,276
Class C	104,225	157,951
Institutional Class	8,046,184	7,124,515
	110,932,771	188,561,227

	Year ended
	8/31/26	8/31/25
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(51,310,764)	$(69,504,999)
Class C	(1,274,618)	(3,824,242)
Institutional Class	(69,976,123)	(103,349,218)
	(122,561,505)	(176,678,459)
Increase (decrease) in net assets derived from capital share transactions	(11,628,734)	11,882,768
Net Decrease in Net Assets	(2,912,480)	(20,236,369)

Net Assets:
Beginning of year	530,655,768	550,892,137
End of year	$527,743,288	$530,655,768
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Nomura Minnesota High-Yield Municipal Bond Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023 and 2022.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Includes distressed investment expenses of 0.01% for the year ended August 31, 2026. The distressed investment expenses relate to a bankruptcy workout for certain Puerto Rican bonds held by the Fund.
[5]	Includes litigation expenses of 0.01% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
$9.52	$10.15	$9.65	$10.08	$11.34

0.39	0.36	0.37	0.32	0.27
0.23	(0.63)	0.49	(0.43)	(1.26)
—	—[2]	—	—	—
0.62	(0.27)	0.86	(0.11)	(0.99)

(0.38)	(0.36)	(0.36)	(0.32)	(0.27)
(0.38)	(0.36)	(0.36)	(0.32)	(0.27)

$9.76	$9.52	$10.15	$9.65	$10.08

6.47%	(2.68%)[2]	9.10%	(1.06%)	(8.79%)

$74,457	$78,092	$89,655	$91,116	$98,592
0.85%[4]	0.85%[5]	0.85%	0.87%	0.88%
1.01%[4]	1.02%[5]	1.00%	0.99%	0.98%
3.86%	3.76%	3.74%	3.33%	2.58%
3.70%	3.59%	3.59%	3.21%	2.48%
7%	20%	19%	36%	23%

Financial highlights
Nomura Minnesota High-Yield Municipal Bond Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023 and 2022.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Includes distressed investment expenses of 0.01% for the year ended August 31, 2026. The distressed investment expenses relate to a bankruptcy workout for certain Puerto Rican bonds held by the Fund.
[5]	Includes litigation expenses of 0.01% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
$9.53	$10.17	$9.67	$10.10	$11.36

0.31	0.29	0.30	0.25	0.19
0.24	(0.64)	0.49	(0.43)	(1.26)
—	—[2]	—	—	—
0.55	(0.35)	0.79	(0.18)	(1.07)

(0.30)	(0.29)	(0.29)	(0.25)	(0.19)
(0.30)	(0.29)	(0.29)	(0.25)	(0.19)

$9.78	$9.53	$10.17	$9.67	$10.10

5.78%	(3.49%)[2]	8.28%	(1.79%)	(9.46%)

$5,416	$5,818	$7,785	$8,163	$11,476
1.60%[4]	1.60%[5]	1.60%	1.62%	1.63%
1.76%[4]	1.77%[5]	1.75%	1.74%	1.73%
3.11%	3.00%	2.99%	2.58%	1.82%
2.95%	2.83%	2.84%	2.46%	1.73%
7%	20%	19%	36%	23%

Financial highlights
Nomura Minnesota High-Yield Municipal Bond Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023 and 2022.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Includes distressed investment expenses of 0.01% for the year ended August 31, 2026. The distressed investment expenses relate to a bankruptcy workout for certain Puerto Rican bonds held by the Fund.
[5]	Includes litigation expenses of 0.01% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
$9.51	$10.15	$9.65	$10.07	$11.33

0.41	0.39	0.39	0.35	0.30
0.24	(0.64)	0.49	(0.42)	(1.26)
—	—[2]	—	—	—
0.65	(0.25)	0.88	(0.07)	(0.96)

(0.40)	(0.39)	(0.38)	(0.35)	(0.30)
(0.40)	(0.39)	(0.38)	(0.35)	(0.30)

$9.76	$9.51	$10.15	$9.65	$10.07

6.84%	(2.54%)[2]	9.38%	(0.71%)	(8.58%)

$163,749	$130,727	$126,266	$104,870	$107,300
0.60%[4]	0.60%[5]	0.60%	0.62%	0.63%
0.76%[4]	0.77%[5]	0.75%	0.74%	0.73%
4.11%	4.02%	3.99%	3.58%	2.83%
3.95%	3.85%	3.84%	3.46%	2.73%
7%	20%	19%	36%	23%

Financial highlights
Nomura Tax-Free Minnesota Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023 and 2022.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Includes distressed investment expenses of 0.01% for the year ended August 31, 2026. The distressed investment expenses relate to a bankruptcy workout for certain Puerto Rican bonds held by the Fund.
[5]	Includes litigation expenses of 0.01% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
$10.68	$11.32	$10.93	$11.36	$12.70

0.41	0.39	0.39	0.32	0.27
0.18	(0.64)	0.37	(0.42)	(1.34)
—	—[2]	—	—	—
0.59	(0.25)	0.76	(0.10)	(1.07)

(0.41)	(0.39)	(0.37)	(0.33)	(0.27)
(0.41)	(0.39)	(0.37)	(0.33)	(0.27)

$10.86	$10.68	$11.32	$10.93	$11.36

5.46%	(2.26%)[2]	7.10%	(0.89%)	(8.51%)

$259,884	$280,504	$298,904	$276,596	$317,184
0.82%[4]	0.82%[5]	0.83%	0.84%	0.85%
0.97%[4]	0.97%[5]	0.97%	0.98%	0.93%
3.69%	3.59%	3.52%	2.89%	2.25%
3.54%	3.44%	3.38%	2.75%	2.17%
7%	17%	27%	35%	24%

Financial highlights
Nomura Tax-Free Minnesota Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023 and 2022.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Includes distressed investment expenses of 0.01% for the year ended August 31, 2026. The distressed investment expenses relate to a bankruptcy workout for certain Puerto Rican bonds held by the Fund.
[5]	Includes litigation expenses of 0.01% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
$10.72	$11.36	$10.96	$11.40	$12.75

0.32	0.31	0.31	0.24	0.18
0.17	(0.64)	0.38	(0.43)	(1.35)
—	—[2]	—	—	—
0.49	(0.33)	0.69	(0.19)	(1.17)

(0.32)	(0.31)	(0.29)	(0.25)	(0.18)
(0.32)	(0.31)	(0.29)	(0.25)	(0.18)

$10.89	$10.72	$11.36	$10.96	$11.40

4.57%	(2.97%)[2]	6.39%	(1.71%)	(9.23%)

$3,179	$4,104	$7,212	$8,592	$12,837
1.57%[4]	1.57%[5]	1.58%	1.59%	1.60%
1.72%[4]	1.72%[5]	1.72%	1.73%	1.68%
2.94%	2.82%	2.77%	2.14%	1.50%
2.79%	2.67%	2.63%	2.00%	1.42%
7%	17%	27%	35%	24%

Financial highlights
Nomura Tax-Free Minnesota Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023 and 2022.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Includes distressed investment expenses of 0.01% for the year ended August 31, 2026. The distressed investment expenses relate to a bankruptcy workout for certain Puerto Rican bonds held by the Fund.
[5]	Includes litigation expenses of 0.01% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
$10.68	$11.32	$10.93	$11.36	$12.70

0.43	0.42	0.42	0.35	0.30
0.17	(0.64)	0.37	(0.42)	(1.34)
—	—[2]	—	—	—
0.60	(0.22)	0.79	(0.07)	(1.04)

(0.43)	(0.42)	(0.40)	(0.36)	(0.30)
(0.43)	(0.42)	(0.40)	(0.36)	(0.30)

$10.85	$10.68	$11.32	$10.93	$11.36

5.63%	(2.02%)[2]	7.37%	(0.64%)	(8.28%)

$264,680	$246,048	$244,776	$203,564	$211,322
0.57%[4]	0.57%[5]	0.58%	0.59%	0.60%
0.72%[4]	0.72%[5]	0.72%	0.73%	0.68%
3.94%	3.84%	3.77%	3.14%	2.50%
3.79%	3.69%	3.63%	3.00%	2.42%
7%	17%	27%	35%	24%

Notes to financial statements
Nomura Funds Minnesota municipal bond funds	August 31, 2026
Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Nomura Minnesota High-Yield Municipal Bond Fund (formerly, Macquarie Minnesota High-Yield Municipal Bond Fund through November 30, 2025), Nomura National High-Yield Municipal Bond Fund (formerly, Macquarie National High-Yield Municipal Bond Fund through November 30, 2025), Nomura Tax-Free California Fund (formerly, Macquarie Tax-Free California Fund through November 30, 2025), Nomura Tax-Free Idaho Fund (formerly, Macquarie Tax-Free Idaho Fund through November 30, 2025), and Nomura Tax-Free New York Fund (formerly, Macquarie Tax-Free New York Fund through November 30, 2025). Voyageur Tax Free Funds is organized as a Delaware statutory trust and offers Nomura Tax-Free Minnesota Fund (formerly, Macquarie Tax-Free Minnesota Fund through November 30, 2025). Voyageur Mutual Funds and Voyageur Tax Free Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Nomura Minnesota High-Yield Municipal Bond Fund and Nomura Tax-Free Minnesota Fund (each, a Fund, or collectively, the Funds). Each Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.
1. Significant Accounting Policies
Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.
Security Valuation — Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as each Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a pricing committee (Pricing Committee) to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York Stock Exchange. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the year ended August 31, 2026, and for all open tax years (years ended August 31, 2023–August 31, 2025), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statements of operations.” During the year ended August 31, 2026, the Funds did not incur any interest or tax penalties.
Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Notes to financial statements
Nomura Funds Minnesota municipal bond funds
1. Significant Accounting Policies (continued)
Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on each Fund. Each Fund may from time to time pay out less than all of its net investment income or pay out undistributed income from prior months (with any potential remaining deficiencies characterized as a return of capital at year end). Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting — In November 2023, FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund’s Chief Executive Officer and Chief Financial Officer act as each Fund’s chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment since each Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund’s financial statements.
Recent Accounting Standard — Each Fund adopted FASB ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Taxes Disclosures as of August 31, 2026. ASU 2023-09 requires public business entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. During the year ended August 31, 2026, each Fund did not pay a material amount of foreign or US federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

In September 2026, the FASB issued ASU 2026-03, Fair Value Measurement (Topic 820): Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. ASU 2026-03 requires investment companies to incorporate contractual sale restrictions into the fair value measurement of affected equity securities and disclose the amount of any related valuation discount. ASU 2026-03 is effective for the fiscal years beginning after December 15, 2027, and interim periods beginning with the first quarter ended March 31, 2029. Management is currently evaluating the impact of adopting this guidance on its financial statements.
Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended August 31, 2026, each Fund earned the following amounts under this arrangement:
Fund	Custody Credits
Nomura Minnesota High-Yield Municipal Bond Fund	$2,089
Nomura Tax-Free Minnesota Fund	4,811
Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended August 31, 2026, each Fund earned the following amounts under this arrangement:
Fund	Earnings Credits
Nomura Minnesota High-Yield Municipal Bond Fund	$61
Nomura Tax-Free Minnesota Fund	356
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:
	Nomura Minnesota High-Yield Municipal Bond Fund	Nomura Tax-Free Minnesota Fund
On the first $500 million	0.5500%	0.5500%
On the next $500 million	0.5000%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%

Notes to financial statements
Nomura Funds Minnesota municipal bond funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
Prior to December 1, 2025 (Closing Date), NIMBT was named Macquarie Investment Management Business Trust.
As of the Closing Date, Nomura Holding America Inc. completed the acquisition of Macquarie Asset Management’s US and European public investments business. The closing of this transaction resulted in the automatic termination of each Fund's investment advisory agreement with DMC and any sub-advisory agreement, as applicable. At special shareholder meetings held on October 23, 2025 and September 30, 2025, Fund shareholders approved a new investment advisory agreement for the Nomura Minnesota High-Yield Municipal Bond Fund and Nomura Tax-Free Minnesota Fund, respectively. On the Closing Date, the new investment advisory agreement, any applicable sub-advisory agreement, and each Fund's name changes reflected below went effective.
Fund Name Prior to December 1, 2025	Fund Name Effective December 1, 2025
Macquarie Minnesota High-Yield Municipal Bond Fund	Nomura Minnesota High-Yield Municipal Bond Fund
Macquarie Tax-Free Minnesota Fund	Nomura Tax-Free Minnesota Fund
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from September 1, 2025 through December 29, 2026. These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.
Fund	Operating expense limitation as a percentage of average daily net assets
Nomura Minnesota High-Yield Municipal Bond Fund	0.59%
Nomura Tax-Free Minnesota Fund	0.56%

After consideration of class specific expenses, including 12b-1 fees (but excluding acquired fund fees and expenses), the class level operating expense limitation as a percentage of average daily net assets from September 1, 2025 through December 29, 2026, unless terminated by agreement of DMC and the Funds, is as follows:
	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Institutional Class
Nomura Minnesota High-Yield Municipal Bond Fund	0.84%	1.59%	0.59%
Nomura Tax-Free Minnesota Fund	0.81%	1.56%	0.56%
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended August 31, 2026, each Fund paid for these services as follows:
Fund	Fees
Nomura Minnesota High-Yield Municipal Bond Fund	$14,416
Nomura Tax-Free Minnesota Fund	28,365
DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Nomura Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Nomura Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the year ended August 31, 2026, each Fund paid for these services as follows:
Fund	Fees
Nomura Minnesota High-Yield Municipal Bond Fund	$15,808
Nomura Tax-Free Minnesota Fund	36,964
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Funds.

Notes to financial statements
Nomura Funds Minnesota municipal bond funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, and 1.00% of the average daily net assets of the Class A, and Class C shares, respectively. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.
As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended August 31, 2026, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Fund	Fees
Nomura Minnesota High-Yield Municipal Bond Fund	$4,312
Nomura Tax-Free Minnesota Fund	10,113
For the year ended August 31, 2026, DDLP earned commissions on sales of Class A shares for each Fund as follows:
Fund	Class A
Nomura Minnesota High-Yield Municipal Bond Fund	$4,195
Nomura Tax-Free Minnesota Fund	5,161
For the year ended August 31, 2026, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:
Fund	Class A	Class C
Nomura Minnesota High-Yield Municipal Bond Fund	$7,252	$67
Nomura Tax-Free Minnesota Fund	—	129
Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.
During the year ended August 31, 2025, DMC reimbursed Nomura Minnesota High-Yield Municipal Bond Fund and Nomura Tax-Free Minnesota Fund $4,210 and $79,494, respectively in connection with trade errors. These amounts are included in "Net increase from payment by affiliates" in the "Statements of changes in net assets." Payment by affiliates had no impact on total return.

3. Investments
For the year ended August 31, 2026, each Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Fund	Purchases	Sales
Nomura Minnesota High-Yield Municipal Bond Fund	$35,532,903	$14,886,205
Nomura Tax-Free Minnesota Fund	35,483,879	51,495,242
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At August 31, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:
Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Nomura Minnesota High-Yield Municipal Bond Fund	$255,361,537	$1,346,708	$(14,168,625)	$(12,821,917)
Nomura Tax-Free Minnesota Fund	546,942,208	4,155,619	(28,350,915)	(24,195,296)
US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each of the Fund’s investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or

Notes to financial statements
Nomura Funds Minnesota municipal bond funds
3. Investments (continued)
liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of August 31, 2026:
Nomura Minnesota High-Yield Municipal Bond Fund
Level 2
Securities
Assets:
Municipal Bonds	$236,439,620
Short-Term Investments	6,100,000
Total Value of Securities	$242,539,620
Nomura Tax-Free Minnesota Fund
Level 2
Securities
Assets:
Municipal Bonds	$515,446,912
Short-Term Investments	7,300,000
Total Value of Securities	$522,746,912
During the year ended August 31, 2026, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to that Fund’s net assets. As of August 31, 2026, there were no Level 3 investments in either Fund.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended August 31, 2026 and 2025 were as follows:
	Tax-exempt income	Ordinary income	Total
Year ended August 31, 2026:
Nomura Minnesota High-Yield Municipal Bond Fund	$9,072,035	$2,449	$9,074,484
Nomura Tax-Free Minnesota Fund	20,172,946	77,855	20,250,801

Year ended August 31, 2025:
Nomura Minnesota High-Yield Municipal Bond Fund	8,686,344	1,029	8,687,373
Nomura Tax-Free Minnesota Fund	19,873,408	3,032	19,876,440
5. Components of Net Assets on a Tax Basis
As of August 31, 2026, the components of net assets on a tax basis were as follows:
	Nomura Minnesota High-Yield Municipal Bond Fund	Nomura Tax-Free Minnesota Fund
Paid-in capital	$267,559,363	$587,945,789
Undistributed tax-exempt income	17,397	41,484
Distributions payable	(17,398)	(235,491)
Capital loss carryforwards	(11,115,466)	(35,813,198)
Unrealized appreciation (depreciation) of investments	(12,821,917)	(24,195,296)
Net assets	$243,621,979	$527,743,288
The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on debt instruments and tax deferral of losses on wash sales.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the year ended August 31, 2026, the Funds had no reclassifications.

Notes to financial statements
Nomura Funds Minnesota municipal bond funds
5. Components of Net Assets on a Tax Basis (continued)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At August 31, 2026, capital loss carryforwards available to offset future realized capital gains are as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Nomura Minnesota High-Yield Municipal Bond Fund	$ 4,650,622	$6,464,844	$ 11,115,466
Nomura Tax-Free Minnesota Fund	9,167,844	26,645,354	35,813,198
6. Capital Shares
Transactions in capital shares were as follows:
	Nomura Minnesota High-Yield Municipal Bond Fund		Nomura Tax-Free Minnesota Fund
	Year ended		Year ended
	8/31/26	8/31/25	8/31/26	8/31/25
Shares sold:
Class A	1,598,295	1,340,670	1,481,277	5,368,197
Class C	68,231	121,572	13,749	80,646
Institutional Class	6,255,897	6,445,764	6,930,725	10,307,418

Shares issued upon reinvestment of dividends and distributions:
Class A	286,571	311,777	824,975	851,677
Class C	17,788	20,923	9,348	14,258
Institutional Class	585,936	522,869	724,541	647,798
	8,812,718	8,763,575	9,984,615	17,269,994

Shares redeemed:
Class A	(2,463,084)	(2,275,675)	(4,628,127)	(6,354,530)
Class C	(142,423)	(297,527)	(114,184)	(346,679)
Institutional Class	(3,802,283)	(5,665,743)	(6,309,536)	(9,535,429)
	(6,407,790)	(8,238,945)	(11,051,847)	(16,236,638)
Net increase (decrease)	2,404,928	524,630	(1,067,232)	1,033,356

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table on the previous page and on the “Statements of changes in net assets.” For the years ended August 31, 2026 and 2025, each Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value

Nomura Minnesota High-Yield Municipal Bond Fund
Year ended
8/31/26	—	5,089	—	5,103	—	$50,618
8/31/25	2,024	13,907	2,632	16,584	2,024	180,945

Nomura Tax-Free Minnesota Fund
Year ended
8/31/26	3,760	10,686	3,839	14,572	3,760	203,608
8/31/25	5,840	17,404	2,233	14,474	11,069	283,090
7. Line of Credit
Each Fund, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
Each Fund had no amounts outstanding as of August 31, 2026, or at any time during the year then ended.
8. Securities Lending
Each Fund, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the

Notes to financial statements
Nomura Funds Minnesota municipal bond funds
8. Securities Lending (continued)
applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.
Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

During the year ended August 31, 2026, each Fund had no securities out on loan.
9. Geographic, Credit and Market Risks
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and are subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.
Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P) and Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
From time to time, each Fund may invest in industrial development bonds or pollution control revenue bonds that are issued by a conduit authority on behalf of a corporation that is either foreign owned or has international affiliates or operations. While the bonds may be issued to finance a facility located in the US, the bonds may be secured by a payment obligation or guaranty of the corporation. To the extent each Fund invests in such securities, that Fund may be exposed to risks associated with international investments. The risk of international investments not ordinarily associated with US investments includes fluctuation in currency values, differences in accounting principles, and/or economic or political instability in other nations.
Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities

Notes to financial statements
Nomura Funds Minnesota municipal bond funds
9. Geographic, Credit and Market Risks (continued)
are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.
Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.
Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds' limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds' 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”
10. Contractual Obligations
Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.
11. Subsequent Events
On October 26, 2026, each Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit to be used as described in Note 7. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 25, 2027.
Management has determined that no other material events or transactions occurred subsequent to August 31, 2026, that would require recognition or disclosure in the Funds’ financial statements.

Report of independent registered public accounting firm
To the Shareholders of Nomura Minnesota High-Yield Municipal Bond Fund and Nomura Tax-Free Minnesota Fund and the Board of Trustees of Voyageur Mutual Funds and Voyageur Tax-Free Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Nomura Minnesota High-Yield Municipal Bond Fund (formerly Macquarie Minnesota High-Yield Municipal Bond Fund) (a series of Voyageur Mutual Funds), and Nomura Tax-Free Minnesota Fund (formerly Macquarie Tax-Free Minnesota Fund) (a series of Voyageur Tax-Free Funds) (collectively, the “Funds”), as of August 31, 2026, the related statements of operations, statements of changes in net assets, and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of their operations, changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial statements and financial highlights for the years ended August 31, 2025, and prior, were audited by other auditors whose report dated October 24, 2025, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Delaware Management Company since 2025.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
October 30, 2026

Other Fund information (Unaudited)
Nomura Funds Minnesota municipal bond funds
Tax Information
The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of each Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended August 31, 2026, each Fund reports distributions paid during the year as follows:
	(A) Tax-Exempt Income Distributions (Tax Basis)	(B) Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)
Nomura Minnesota High-Yield Municipal Bond Fund	99.97%	0.03%	100.00%
Nomura Tax-Free Minnesota Fund	99.62%	0.38%	100.00%

(A) and (B) are based on a percentage of each Fund’s total distributions.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Change in Independent Registered Public Accounting Firm
At a meeting held on May 20, 2026, the Board of Trustees (Board), upon recommendation of the Audit Committee, dismissed PricewaterhouseCoopers LLP (PwC) and approved the appointment of Cohen & Company, Ltd. (Cohen & Co) to serve as the independent registered public accounting firm for Nomura Minnesota High-Yield Municipal Bond Fund (formerly, Macquarie Minnesota High-Yield Municipal Bond Fund) and Nomura Tax-Free Minnesota Fund (formerly, Macquarie Tax-Free Minnesota Fund) (for purposes of this paragraph, each, a Fund and collectively, the "Funds") for the fiscal year ending August 31, 2026.
PwC’s reports on the financial statements for the fiscal years ended August 31, 2024 and August 31, 2025 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

Other Fund information (Unaudited)
Nomura Funds Minnesota municipal bond funds
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
In addition, during the fiscal years ended August 31, 2024 and August 31, 2025 and during the subsequent interim period through May 20, 2026, (i) there were no disagreements between the Funds and PwC on accounting principles, financial statement disclosures or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their reports; and (ii) there were no reportable events described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. During the fiscal years ended August 31, 2024 and August 31, 2025 and during the subsequent interim period through May 20, 2026, neither the Board nor anyone on its behalf has consulted with Cohen & Co at any time prior to their selection with respect to (i) the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Funds' financial statements; or (ii) the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).
The Funds have provided PwC with a copy of this Form N-CSR and requested that PwC furnish the Funds with a letter stating whether or not it agrees with the statements made herein. A copy of PwC’s letter, dated November 4, 2026, is attached as Exhibit 99 to this N-CSR.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Nomura Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Nomura Funds
Attention: 534437
1350 Penn Avenue, Suite 102
Pittsburgh, PA 15222
Nomura Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Nomura Asset Management, unless otherwise stated, refers to the Nomura Asset Management International business. Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds mutual funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT. The Nomura Funds exchange-traded funds are distributed by Foreside Financial Services, LLC. Foreside Financial Services, LLC is not affiliated with any Nomura entity, including Delaware Management Company and Delaware Distributors, L.P.
(5957663)
AR-MNALL-1026
This page is not part of the financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Change in Independent Registered Public Accounting Firm

At a meeting held on May 20, 2026, the Board of Trustees (Board), upon recommendation of the Audit Committee, dismissed PricewaterhouseCoopers LLP (PwC) and approved the appointment of Cohen & Company, Ltd. (Cohen & Co) to serve as the independent registered public accounting firm for Nomura Tax-Free Minnesota Fund (formerly, Macquarie Tax-Free Minnesota Fund) (the “Fund”) for the fiscal year ending August 31, 2026.

PwC’s reports on the financial statements for the fiscal years ended August 31, 2024 and August 31, 2025 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

In addition, during the fiscal years ended August 31, 2024 and August 31, 2025 and during the subsequent interim period through May 20, 2026, (i) there were no disagreements between the Fund and PwC on accounting principles, financial statement disclosures or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their reports; and (ii) there were no reportable events described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. During the fiscal years ended August 31, 2024 and August 31, 2025 and during the subsequent interim period through May 20, 2026, neither the Board nor anyone on its behalf has consulted with Cohen & Co at any time prior to their selection with respect to (i) the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

The Fund has provided PwC with a copy of this Form N-CSR and requested that PwC furnish the Fund with a letter stating whether or not it agrees with the statements made herein. A copy of PwC’s letter, dated November 4, 2026, is attached as Exhibit 99 to this N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of
Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was a change in the Registrant’s independent public accountant during the period covered by the report. Attached hereto as Exhibit 99.IND.PUB.ACCT.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Voyageur Tax Free Funds

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Principal Executive Officer
Date:	November 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Principal Executive Officer
Date:	November 4, 2026

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Principal Financial Officer
Date:	November 4, 2026